As filed with the Securities and Exchange Commission on August 4, 2011
1933 Act Registration File No. 333-62298
1940 Act File No. 811-10401

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM  N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
Pre-Effective Amendment No.		[ ]
Post-Effective Amendment No.	258	[X]

AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[X]
Amendment No.	260	[X]

TRUST FOR PROFESSIONAL MANAGERS
(Exact Name of Registrant as Specified in Charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices) (Zip Code)

(414) 287-3338
(Registrant’s Telephone Number, including Area Code)

Rachel A. Spearo, Esq.
U.S. Bancorp Fund Services, LLC
615 East Michigan Street, 2nd Floor
Milwaukee, Wisconsin 53202
(Name and Address of Agent for Service)

Copies to:

Carol A. Gehl, Esq.
Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202
(414) 273-3500

As soon as practicable after this Registration Statement is declared effective.
(Approximate Date of Proposed Public Offering)

It is proposed that this filing will become effective (check appropriate box):

[X]                      immediately upon filing pursuant to paragraph (b).
[   ]                      on (date) pursuant to paragraph (b).
[   ]                      60 days after filing pursuant to paragraph (a)(1).
[   ]                      on (date) pursuant to paragraph (a)(1).
[   ]                      75 days after filing pursuant to paragraph (a)(2).
[   ]                      on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate check the following box:
[X]                      This Post-Effective Amendment incorporates by reference Parts A and B of the Trust’s Post-Effective Amendment No. 210, filed on December 21, 2010.  The sole purpose of this Post-Effective Amendment No. 258 is to file exhibits.

TRUST FOR PROFESSIONAL MANAGERS
PART C

PMC FUNDS

OTHER INFORMATION

Item 28.    Exhibits.

(a)			Declaration of Trust.
	(1)	(i)
Amended and Restated Certificate of Trust was previously filed with Registrant’s Post-Effective Amendment No. 84 to its Registration Statement on Form N-1A with the SEC on April 18, 2008, and is incorporated by reference.

(ii)
Amended and Restated Declaration of Trust was previously filed with Registrant’s Pre-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.

(b)			Amended and Restated By-Laws.
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 140 to its Registration Statement on Form N-1A with the SEC on June 22, 2009, and is incorporated by reference.
(c)			Instruments Defining Rights of Security Holders are incorporated by reference to the Declaration of Trust and Bylaws.
(d)			Investment Advisory Agreements
(1)
Investment Advisory Agreement was previously filed with Registrant’s Post-Effective Amendment No. 237 to its Registration Statement on From N-1A with the SEC on April 25, 2011, and is incorporated by reference.

(2)
Investment Sub-Advisory Agreement between Adviser and Delaware Management Business Trust was previously filed with Registrant’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A with the SEC on January 26, 2010, and is incorporated by reference.

(3)
Investment Sub-Advisory Agreement between Adviser and Neuberger Berman Fixed Income, LLC was previously filed with Registrant’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A with the SEC on May 14, 2009, and is incorporated by reference.

(4)
Investment Sub-Advisory Agreement between Adviser and Loomis, Sayles & Company, LP was previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(5)
Amendment to Sub-Advisory Agreement between Adviser and Loomis, Sayles & Company, LP was previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(6)
Investment Sub-Advisory Agreement between Adviser and Mellon Capital Management Corporation was previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(7)
Amendment to Sub-Advisory Agreement between Adviser and Mellon Capital Management Corporation was previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(8)
Investment Sub-Advisory Agreement between Adviser and Schroder Investment Management North America Inc. was previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(9)
Investment Sub-Advisory Agreement between Adviser and Neuberger Berman Management LLC was previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

	(10)		Investment Sub-Advisory Agreement between Adviser and William Blair & Company, L.L.C. – Filed Herewith.
(e)			Underwriting Agreement
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 137 to its Registration Statement on Form N-1A with the SEC on May 14, 2009, and is incorporated by reference.
(2)
First Amendment to the Underwriting Agreement was previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(f)			Bonus or Profit Sharing Contracts – Not Applicable.
(g)			Custody Agreement
	(1)		Previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.
(2)
First Amendment to Custody Agreement was previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(h)			Other Material Contracts.
(1)
Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(i)
First Amendment to Fund Administration Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(2)
Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(i)
Addendum to Transfer Agent Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(3)
Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 56 to its Registration Statement on Form N-1A with the SEC on June 29, 2007, and is incorporated by reference.

(i)
First Amendment to Fund Accounting Servicing Agreement was previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

	(4)		Power of Attorney was previously filed with Registrant’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A with the SEC on January 26, 2010, and is incorporated by reference.
(5)
Operating Expenses Limitation Agreement was previously filed with Registrant’s Post-Effective Amendment No. 237 to its Registration Statement on From N-1A with the SEC on April 25, 2011, and is incorporated by reference.

C-2

(i)		Legal Opinions.
(1)
Opinion and Consent of Counsel was previously filed with Registrant’s Post-Effective Amendment No. 63 to its Registration Statement on Form N-1A with the SEC on September 11, 2007, and is incorporated by reference.

(2)
Opinion and Consent of Counsel for the Diversified Equity Fund was previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

	(3)	Consent of Counsel — Not Applicable.
(j)		Other Opinions.
	(1)	Consent of Independent Registered Public Accounting Firm — Not Applicable.
(k)		Omitted Financial Statements — Not Applicable.
(l)		Agreement Relating to Initial Capital.
	(1)	Previously filed with Registrant’s Post-Effective Amendment No. 2 to its Registration Statement on Form N-1A with the SEC on December 19, 2003, and is incorporated by reference.
(m)		Rule 12b-1 Plan.
	(1)	Previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.
(n)		Rule 18f-3 Plan — Not Applicable.
(o)		Reserved.
(p)		Code of Ethics.
(1)
Code of Ethics for Registrant was previously filed with Registrant’s Post-Effective Amendment No. 162 to its Registration Statement on Form N-1A with the SEC on November 9, 2009, and is incorporated by reference.

(2)
Code of Ethics for the Fund and the Adviser was previously filed with Registrant’s Post-Effective Amendment No. 120 to its Registration Statement on Form N-1A with the SEC on December 23, 2008, and is incorporated by reference.

(3)
Code of Ethics for Mellon Capital Management Corporation was previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

(4)
Code of Ethics for Delaware Management Company was previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

(5)
Code of Ethics for Neuberger Berman Management LLC and Neuberger Berman Fixed Income LLC was previously filed with Registrant’s Post-Effective Amendment No. 150 to its Registration Statement on Form N-1A with the SEC on August 25, 2009, and is incorporated by reference.

(6)
Code of Ethics for Loomis, Sayles & Company, LP was previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

(7)
Code of Ethics for Schroder Investment Management North America Inc. was previously filed with Registrant’s Post-Effective Amendment No. 75 to its Registration Statement on Form N-1A with the SEC on November 21, 2007, and is incorporated by reference.

	(8)	Code of Ethics for William Blair & Company, L.L.C. – Filed Herewith.

Item 29.    Persons Controlled by or Under Common Control with Registrant.

No person is directly or indirectly controlled by or under common control with the Registrant.

Item 30.    Indemnification.

Reference is made to Article X of the Registrant’s Declaration of Trust.

Pursuant to Rule 484 under the Securities Act of 1933, as amended, the Registrant furnishes the following undertaking:  “Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.”

Item 31.    Business and Other Connections of the Investment Adviser.

Envestnet Asset Management, Inc. (the “Adviser”) serves as the investment adviser for the PMC Funds (the “Funds”).  The principal business address of the Adviser is 35 East Wacker Drive, Suite 2400, Chicago, IL 60601.  With respect to the Adviser, the response to this Item is incorporated by reference to the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) on file with the Securities and Exchange Commission (“SEC”) and dated May 31, 2011.

Delaware Management Business Trust (“Delaware”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Delaware is One Commerce Square, 2005 Market Street, Philadelphia, PA 19103.  With respect to Delaware, the response to this Item is incorporated by reference to Delaware’s Form ADV on file with the SEC and dated June 29, 2011.

Loomis, Sayles & Company, L.P. (“Loomis”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Loomis is One Financial Center, Boston, MA 02111.  With respect to Loomis, the response to this Item is incorporated by reference to Loomis’s Form ADV on file with the SEC and dated July 12, 2011.

Mellon Capital Management Corporation (“Mellon”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Mellon is 50 Fremont Street, Suite 3900, San Francisco, CA 94105.  With respect to Mellon, the response to this Item is incorporated by reference to Mellon’s Form ADV on file with the SEC and dated July 29, 2011.

Neuberger Berman Fixed Income LLC (“NBFI”) serves as an investment sub-adviser for the PMC Core Fixed Income Fund.  The principal business address of NBFI is 190 South LaSalle Street, Suite 2400, Chicago, IL 60603.  With respect to NBFI, the response to this Item is incorporated by reference to NBFI’s Form ADV on file with the SEC and dated March 31, 2011.

Neuberger Berman Management LLC (“Neuberger”) serves as an investment sub-adviser for the PMC Diversified Equity Fund.  The principal business address of Neuberger is 605 Third Avenue, New York, NY 10158.  With respect to Neuberger, the response to this Item is incorporated by reference to Neuberger’s Form ADV on file with the SEC and dated April 20, 2011.

Schroder Investment Management North America Inc. (“Schroder”) serves as an investment sub-adviser for the PMC Core Fixed Income Fund.  The principal business address of Schroder is 875 Third Avenue, 22nd Floor, New York, NY 10022.  With respect to Schroder, the response to this Item is incorporated by reference to Schroder’s Form ADV on file with the SEC and dated March 31, 2011.

William Blair & Company, L.L.C, (“William Blair”) serves as an investment sub-adviser for the PMC Diversified Equity Fund and the PMC Core Fixed Income Fund.  The principal business address of William Blair is 222 West Adams Street, Chicago, IL 60606.  With respect to William Blair, the response to this Item is incorporated by reference to William Blair’s Form ADV on file with the SEC and dated July 7, 2011.

The Form ADV for the Adviser and Sub-Advisers listed above may be obtained, free of charge, on the SEC’s website at www.adviserinfo.sec.gov.

Item 32.    Principal Underwriter.

(a) In addition to the Registrant, Foreside Fund Services, LLC (“Foreside”) acts as principal underwriter for the following investment companies:

American Beacon Funds
American Beacon Mileage Funds
American Beacon Select Funds
Henderson Global Funds
Bridgeway Funds, Inc.
Century Capital Management Trust
Sound Shore Fund, Inc.
Forum Funds
Central Park Group Multi-Event Fund
PMC Funds, Series of the Trust for Professional Managers
Nomura Partners Funds, Inc.
Wintergreen Fund, Inc.
RevenueShares ETF Trust
Direxion Shares ETF Trust
Javelin Exchange-Traded Trust
AdvisorShares Trust
Liberty Street Horizon Fund, Series of the Investment Managers Series Trust
DundeeWealth Funds
U.S. One Trust
Turner Funds

(b) The following table identifies the officers of Foreside and their positions, if any, with the Fund.  The principal business address of each of these individuals is Three Canal Plaza, Suite 100, Portland, Maine 04101.

Name	Position with Underwriter	Positions and Offices with Registrant
Mark S. Redman	President and Manager	None
Richard J. Berthy	Vice President, Treasurer and Manager	None
Jennifer E. Hoopes	Secretary	None
Nanette K. Chern	Vice President and Chief Compliance Officer	None
Mark A. Fairbanks	Vice President and Director of Compliance	None

(c)           Not applicable.

Item 33.    Location of Accounts and Records.

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the following locations:

Records Relating to:	Are located at:
Registrant’s Fund Administrator, Fund Accountant and Transfer Agent	U.S. Bancorp Fund Services, LLC 615 East Michigan Street Milwaukee, WI 53202
Registrant’s Investment Adviser	Envestnet Asset Management, Inc. 35 East Wacker Drive, Suite 2400 Chicago, IL 60601
Registrant’s Investment Sub-Advisers
Delaware Management Business Trust
2005 Market Street
Philadelphia, PA  19103

Loomis, Sayles & Company L.P.
One Financial Center
Boston, MA  02111

Mellon Capital Management Corporation
50 Fremont Street, Suite 3900
San Francisco, CA  94105

Neuberger Berman Fixed Income LLC
190 South LaSalle Street, Suite 2400
Chicago, IL  60603

Neuberger Berman Management LLC
605 Third Avenue
New York, NY  10158

Schroder Investment Management North America Inc.
875 Third Avenue, 22nd Floor
New York, NY  10022

William Blair & Company, L.L.C.
222 West Adams Street
Chicago, IL 60606

Registrant’s Custodian	U.S. Bank, National Association 1555 N. River Center Drive, Suite 302 Milwaukee, WI 53212
Registrant’s Distributor	Foreside Fund Services, LLC Three Canal Plaza, Suite 100 Portland, ME 04101

Item 34.    Management Services.

All management-related service contracts entered into by Registrant are discussed in Parts A and B of this Registration Statement.

Item 35.    Undertakings.

The Registrant hereby undertakes to furnish each person to whom a Prospectus for one or more of the series of the Registrant is delivered with a copy of the relevant latest annual report to shareholders, upon request and without charge.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed below on its behalf by the undersigned, thereunto duly authorized, in the City of Milwaukee and State of Wisconsin, on the 4th day of August, 2011.

TRUST FOR PROFESSIONAL MANAGERS

By:  /s/ John P. Buckel
John P. Buckel
Vice President, Treasurer and Principal Accounting Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on August 4, 2011 by the following persons in the capacities indicated.

Signature	Title
Joseph C. Neuberger* Joseph C. Neuberger	Chairperson, President and Trustee
Dr. Michael D. Akers* Dr. Michael D. Akers	Independent Trustee
Gary A. Drska* Gary A. Drska	Independent Trustee
Jonas B. Siegel* Jonas B. Siegel	Independent Trustee
* By        /s/ John P. Buckel
John P. Buckel
*Attorney-in-Fact pursuant to Power of Attorney previously filed with Registrant’s Post-Effective Amendment No. 174 to its Registration Statement on Form N-1A with the SEC on January 26, 2010, and is incorporated by reference.

EXHIBIT INDEX

Exhibit	Exhibit No.

Investment Sub-Advisory Agreement between Adviser and William Blair & Company, L.L.C.	EX-99.d.10

Code of Ethics for William Blair & Company, L.L.C.	EX-99.p.8